Schedule of foreign currency conversion rate (Details) - Forekast limited [member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Closing rate	0.2237	0.2179
Average rate	0.2186	0.2192